Performance Management	Feb. 28, 2026
MFS Active Core Plus Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart [Heading]	Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (0.13)%. During the period(s) shown in the bar chart, the highest quarterly return was 2.60% (for the calendar quarter ended March 31, 2025) and the lowest quarterly return was 1.04% (for the calendar quarter ended December 31, 2025).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - MFS Active Core Plus Bond ETF - Bloomberg U.S. Aggregate Bond Index		12 Months Ended	13 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	4.95%
Performance Inception Date			Dec. 05, 2024

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
MFS Active Core Plus Bond ETF | MFS Active Core Plus Bond ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(0.13%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	2.60%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	1.04%
Lowest Quarterly Return, Date	Dec. 31, 2025
MFS Active Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (9.58)%. During the period(s) shown in the bar chart, the highest quarterly return was 17.59% (for the calendar quarter ended June 30, 2025) and the lowest quarterly return was (9.11)% (for the calendar quarter ended March 31, 2025).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - MFS Active Growth ETF		12 Months Ended	13 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	11.63%
Russell 3000® Index | Performance Inception Date			Dec. 05, 2024
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent		18.56%	15.02%
Russell 1000® Growth Index | Performance Inception Date			Dec. 05, 2024

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
MFS Active Growth ETF | MFS Active Growth ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(9.58%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	17.59%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(9.11%)
Lowest Quarterly Return, Date	Mar. 31, 2025
MFS Active Intermediate Muni Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was 0.17%. During the period(s) shown in the bar chart, the highest quarterly return was 2.69% (for the calendar quarter ended September 30, 2025) and the lowest quarterly return was 0.25% (for the calendar quarter ended March 31, 2025).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - MFS Active Intermediate Muni Bond ETF		12 Months Ended	13 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	2.26%
Bloomberg Municipal Bond Index | Performance Inception Date			Dec. 05, 2024
Bloomberg Municipal 1-15 Year Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal 1-15 Year Index
Bloomberg Municipal 1-15 Year Index | Average Annual Return, Percent		5.18%	3.57%
Bloomberg Municipal 1-15 Year Index | Performance Inception Date			Dec. 05, 2024

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
MFS Active Intermediate Muni Bond ETF | MFS Active Intermediate Muni Bond ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	0.17%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	2.69%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	0.25%
Lowest Quarterly Return, Date	Mar. 31, 2025
MFS Active International ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart [Heading]	Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (3.54)%. During the period(s) shown in the bar chart, the highest quarterly return was 11.06% (for the calendar quarter ended June 30, 2025) and the lowest quarterly return was 3.85% (for the calendar quarter ended September 30, 2025).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - MFS Active International ETF - MSCI All Country World (ex-US) Index (net div)		12 Months Ended	13 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025
Average Annual Return, Label [Optional Text]	MSCI All Country World (ex-US) Index (net div)
Average Annual Return, Percent		32.39%	25.92%
Performance Inception Date			Dec. 05, 2024

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
MFS Active International ETF | MFS Active International ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(3.54%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	11.06%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	3.85%
Lowest Quarterly Return, Date	Sep. 30, 2025
MFS Active Mid Cap ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table are not included because the fund did not have a full calendar year of operations as of the date of this prospectus. Performance information reflecting the fund's performance since it commenced operations is available online at mfs.com. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.

Performance One Year or Less [Text]	The bar chart and performance table are not included because the fund did not have a full calendar year of operations as of the date of this prospectus.
Performance Availability Website Address [Text]	mfs.com
MFS Active Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was 1.23%. During the period(s) shown in the bar chart, the highest quarterly return was 4.40% (for the calendar quarter ended March 31, 2025) and the lowest quarterly return was 1.80% (for the calendar quarter ended December 31, 2025).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - MFS Active Value ETF		12 Months Ended	13 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	11.63%
Russell 3000® Index | Performance Inception Date			Dec. 05, 2024
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent		15.91%	8.60%
Russell 1000® Value Index | Performance Inception Date			Dec. 05, 2024

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
MFS Active Value ETF | MFS Active Value ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	1.23%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	4.40%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	1.80%
Lowest Quarterly Return, Date	Dec. 31, 2025
MFS Blended Research Core Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table are not included because the fund did not have a full calendar year of operations as of the date of this prospectus. Performance information reflecting the fund's performance since it commenced operations is available online at mfs.com. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.

Performance One Year or Less [Text]	The bar chart and performance table are not included because the fund did not have a full calendar year of operations as of the date of this prospectus.
Performance Availability Website Address [Text]	mfs.com
MFS Blended Research Emerging Markets Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table are not included because the fund did not have a full calendar year of operations as of the date of this prospectus. Performance information reflecting the fund's performance since it commenced operations is available online at mfs.com. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.

Performance One Year or Less [Text]	The bar chart and performance table are not included because the fund did not have a full calendar year of operations as of the date of this prospectus.
Performance Availability Website Address [Text]	mfs.com
MFS Blended Research International Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table are not included because the fund did not have a full calendar year of operations as of the date of this prospectus. Performance information reflecting the fund's performance since it commenced operations is available online at mfs.com. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.

Performance One Year or Less [Text]	The bar chart and performance table are not included because the fund did not have a full calendar year of operations as of the date of this prospectus.
Performance Availability Website Address [Text]	mfs.com